ASSETS AND LIABILITIES IN FORREIGN CURRENCY (Details) $ in Thousands, $ in Thousands		Dec. 31, 2019 ARS ($) $ / $	Dec. 31, 2019 USD ($) $ / $	Dec. 31, 2018 ARS ($)	Dec. 31, 2018 USD ($)
CURRENT ASSETS [Abstract]
Total current assets		$ 18,030,160		$ 31,393,580
CURRENT LIABILITIES [Abstract]
Total current liabilities				6,037,764
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		31,860,717		31,003,715
TOTAL LIABILITIES		38,517,531		37,041,479
Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		4,113,571		4,756,554
Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		1,722,087		681,225
Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		31,860,717		31,003,715
Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		9,765,201		25,605,137
Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets		274,024		335,773
Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		1,043,960		8,790
Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		6,473,759		4,791,109
Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		473,216		652,771
Foreign Currency [member]
CURRENT ASSETS [Abstract]
Total current assets		12,496,715	$ 209,360	23,012,017	$ 398,911
CURRENT LIABILITIES [Abstract]
Total current liabilities		5,350,515	89,339	3,127,679	53,930
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		32,680,742	545,679	31,003,715	534,595
TOTAL LIABILITIES		38,031,257	635,018	34,131,394	588,525
Foreign Currency [member] | Trade Payables [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 3,569,145	$ 59,595	2,446,454	42,184
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	59.890	59.890
Foreign Currency [member] | Loans [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 1,722,087	$ 28,754	681,225	11,746
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[1]	59.890	59.890
Foreign Currency [member] | Loans [Member]
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 31,860,717	$ 531,987	31,003,715	534,595
Exchange rate (in Ps. per dollars) | $ / $	[1]	59.890	59.890
Foreign Currency [member] | Contract Liabilities [Member]
CURRENT LIABILITIES [Abstract]
Total current liabilities		$ 59,283	$ 990	0	0
NON CURRENT LIABILITIES [Abstract]
Total non-current liabilities		$ 820,025	$ 13,692	0	0
Exchange rate (in Ps. per dollars) | $ / $	[1]	59.890	59.890
Foreign Currency [member] | Cash and Cash Equivalents [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 8,590,585	$ 143,920	20,826,043	361,017
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	59.690	59.690
Foreign Currency [member] | Derivative Financial Instruments [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 274,024	$ 4,591	335,773	5,821
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	59.690	59.690
Foreign Currency [member] | Other Financial Assets at Amortized Cost [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 1,040,605	$ 17,433	0	0
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	59.690	59.690
Foreign Currency [member] | Trade Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 2,572,102	$ 43,091	1,752,536	30,380
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	59.690	59.690
Foreign Currency [member] | Other Receivables [Member]
CURRENT ASSETS [Abstract]
Total current assets		$ 19,399	$ 325	$ 97,665	$ 1,693
NON CURRENT LIABILITIES [Abstract]
Exchange rate (in Ps. per dollars) | $ / $	[2]	59.690	59.690

[1]	Sell exchange rate at the end of fiscal year
[2]	Buy exchange rate at the end of fiscal year